Stockholders' Equity (Deficiency) (Details Textual) - $ / shares		1 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Stockholders Equity Note [Line Items]
Preferred stock, par value			$ 0.001	$ 0.001
Preferred stock, shares authorized			5,000,000	5,000,000
Preferred stock special voting shares issued			1	1
Common stock, shares authorized			7,000,000	5,000,000
Common stock, par value			$ 0.001	$ 0.001
Common stock, shares issued (in shares)			2,296,667	1,450,963
Common stock, shares outstanding			912,761
Convertible preferred stock			0
Common Stock [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued (in shares)			91,276
Common stock, shares outstanding			91,276
Conversion of Series B preferred stock to common stock, shares				5,281
Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares issued			278,530	278,530
Preferred stock, shares outstanding			278,530	278,530
Series B Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares issued			881,113	881,113
Preferred stock, shares outstanding			881,113	881,113
Preferred stock, rate of dividend					9.00%
Description of preferred stock					The 9% dividend accrues quarterly commencing on the date of issue and is payable quarterly on June 30, September 30, March 31, and March 31 of each year commencing on June 30, 2016.
Purchase price of shares					$ 8.00
Convertible preferred stock					2.5
Conversion price					$ 3.20
Conversion of Series B preferred stock to common stock, shares			2,202,792	2,202,792
Issue of shares					902,238
Bid price					$ 8.00
Final closing date					5 years
Exchange Agreement [Member] | Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, par value	$ 1.00	$ 1
Preferred stock, shares issued	278,530	278,530
Preferred stock, rate of dividend	3.00%	3.00%